================================================================================

                            DUNHILL INVESTMENT TRUST

                           REGIONAL OPPORTUNITY FUND:
                            OHIO, INDIANA, KENTUCKY

                              FINANCIAL STATEMENTS
                                      AND
                               SEMI-ANNUAL REPORT

                                AUGUST 31, 1999

================================================================================

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                            Portfolio of Investments
                                 August 31, 1999

                                                                       MARKET
   SHARES                                                               VALUE
   ------                                                               -----
               COMMON STOCKS - 89.2%
               AIRLINES - 1.4%
     7,282     Comair Holdings, Inc.                                $   153,832
                                                                    -----------
               AUTOMOBILE PARTS - 0.6%
     1,500     Dana Corp.                                                65,344
                                                                    -----------
               BEVERAGES - WINE/SPIRITS - 0.5%
     1,000     Brown-Forman Corp. Class B                                58,750
                                                                    -----------
               COMMUNICATIONS - 1.4%
     1,000     Aware, Inc. (a)                                           33,500
     1,000     Lucent Technologies                                       64,063
       600     Qwest Communications International (a)                    17,250
       600     Tellabs, Inc. (a)                                         35,737
                                                                    -----------
                                                                        150,550
                                                                    -----------
               COMPUTERS & INFORMATION - 17.5%
     3,000     3Com Corp. (a)                                            74,438
    14,000     Dell Computer Corp. (a)                                  683,375
    10,000     EMC Corp. (a)                                            600,000
     6,000     Lexmark International, Inc. Class A (a)                  472,500
     3,000     Miami Computer Supply Company (a)                         53,250
                                                                    -----------
                                                                      1,883,563
                                                                    -----------
               COMPUTER SERVICES - 0.3%
     1,000     Checkfree Holdings Corp. (a)                              29,250
                                                                    -----------
               CONGLOMERATES - 2.1%
     2,000     General Electric Co.                                     224,625
                                                                    -----------
               CONSULTING SERVICES - 0.2%
     1,000     USWeb Corp. (a)                                           19,500
                                                                    -----------
               CONTAINERS - METAL/GLASS - 1.7%
     4,000     Ball Corp.                                               179,750
                                                                    -----------
               COSMETICS/TOILETRIES - 0.4%
     1,000     Avon Products, Inc.                                       43,875
                                                                    -----------
               DIVERSIFIED MANUFACTURING - 1.9%
     2,000     Tyco International, Inc.                                 202,625
                                                                    -----------
               ELECTRONIC COMPONENTS - 0.9%
     2,000     CTS Corp.                                                 95,250
                                                                    -----------

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                      Portfolio of Investments (continued)
                                 August 31, 1999

                                                                       MARKET
   SHARES                                                               VALUE
   ------                                                               -----
               FOOD - 0.6%
     1,600     Papa John's International, Inc. (a)                  $    63,600
                                                                    -----------
               FOOD RETAILERS - 0.9%
     4,000     Kroger Company (a)                                        92,500
                                                                    -----------
               FOOTWEAR - 0.3%
     1,000     K-Swiss, Inc. Class A                                     31,375
                                                                    -----------
               GAMBLING (NON-HOTEL) - 0.3%
     2,000     Argosy Gaming Company (a)                                 27,125
                                                                    -----------
               HOUSEHOLD PRODUCTS, NONDURABLE - 0.8%
       860     The Procter & Gamble Co.                                  85,355
                                                                    -----------
               INDUSTRIAL & COMMERCIAL SERVICES - 2.2%
     3,500     Cintas Corp.                                             179,812
     3,000     Convergys Corp. (a)                                       61,875
                                                                    -----------
                                                                        241,687
                                                                    -----------
               INSURANCE, LIFE - 0.2%
     1,000     Conseco, Inc.                                             24,000
                                                                    -----------
               INTERNET CONTENT - 1.1%
     1,400     Cnet Corp. (a)                                            52,588
     1,000     Go2Net (a)                                                65,000
                                                                    -----------
                                                                        117,588
                                                                    -----------
               MEDICAL SUPPLIES - 7.3%
     7,000     Biomet, Inc.                                             250,250
     3,000     Gliatech Inc. (a)                                         60,562
     7,600     Guidant Corp. (a)                                        446,025
     2,000     LCA Vision, Inc. (a)                                      13,375
     1,000     Steris Corp. (a)                                          12,563
                                                                    -----------
                                                                        782,775
                                                                    -----------
               MOTORCYCLES/MOTOR SCOOTERS - 0.5%
     1,000     Harley-Davidson, Inc.                                     54,500
                                                                    -----------

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                      Portfolio of Investments (continued)
                                 August 31, 1999

                                                                       MARKET
   SHARES                                                               VALUE
   ------                                                               -----
               PHARMACEUTICALS - 12.0%
     5,333     Bindley Western Industries, Inc.                     $    89,328
     3,000     Biogen, Inc. (a)                                         230,250
     2,700     Duramed Pharmaceuticals, Inc. (a)                         27,675
     5,700     Eli Lilly & Co.                                          425,362
     2,800     Johnson & Johnson                                        286,300
     2,016     Priority Healthcare, Class B (a)                          56,700
     4,800     Pfizer, Inc.                                             181,200
                                                                    -----------
                                                                      1,296,815
                                                                    -----------
               POWER (INDEPENDENT) - 0.8%
     1,000     Calpine Corp. (a)                                         90,625
                                                                    -----------
               REGIONAL BANKS - 5.9%
     1,100     Bank One Corp.                                            44,138
     3,375     Fifth Third Bancorp                                      223,594
    13,865     Firstar Corp.                                            371,755
                                                                    -----------
                                                                        639,487
                                                                    -----------
               RETAILERS, APPAREL - 5.6%
     7,000     Abercrombie & Fitch (a)                                  244,125
     8,250     Gap, Inc.                                                322,781
     1,050     Intimate Brands, Inc.                                     40,491
                                                                    -----------
                                                                        607,397
                                                                    -----------
               RETAILERS, DRUG-BASED - 0.3%
       500     Cardinal Health, Inc.                                     31,875
                                                                    -----------
               SECURITY SERVICES - 0.4%
     2,000     Kroll-O'Gara Company (a)                                  38,375
                                                                    -----------
               SEMICONDUCTOR & RELATED - 1.5%
     2,000     Intel Corp.                                              164,375
                                                                    -----------
               SOFTWARE & PROCESSING - 19.1%
     9,800     America Online, Inc. (a)                                 894,862
     1,000     At Home Corp. (a)                                         40,125
     9,550     Cisco Systems, Inc. (a)                                  647,609
     5,000     Microsoft Corp. (a)                                      462,812
       400     Mindspring Enterprises, Inc. (a)                          11,675
     1,000     Symix Systems, Inc. (a)                                   10,063
                                                                    -----------
                                                                      2,067,146
                                                                    -----------

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                      Portfolio of Investments (continued)
                                 August 31, 1999

                                                                       MARKET
   SHARES                                                               VALUE
   ------                                                               -----
               TELEPHONE SYSTEMS - 0.5%
     3,000     Cincinnati Bell, Inc.                                $    55,500
                                                                    -----------

               TOTAL COMMON STOCKS (COST $6,180,644)                $ 9,619,014
                                                                    -----------

FACE AMOUNT
-----------
               REPURCHASE AGREEMENTS (B) - 10.7%
$1,154,513     Fifth Third Bank, 4.90%, dated 8/31/99,
                 due 9/1/99, repurchase proceeds $1,154,670
                 (Cost $1,154,513)                                  $ 1,154,513
                                                                    -----------

               TOTAL INVESTMENTS IN COMMON STOCKS AND
               REPURCHASE AGREEMENTS AT VALUE - 99.9%                10,773,527

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              15,691
                                                                    -----------

               NET ASSETS - 100.0%                                  $10,789,218
                                                                    ===========

(a)  Non-income producing security

(b) Repurchase agreement is fully collateralized by $1,167,000 par value FNMA Pool #313004, 7.50%, due 7/1/2011. (Market value $1,177,940)

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                       Statement of Assets and Liabilities
                                 August 31, 1999

ASSETS
      Investments in securities at market value
        (identified cost $6,180,644)(Note 1)                         $ 9,619,014
      Investment in repurchase agreements (Note 1)                     1,154,513
      Dividends receivable                                                 3,804
      Interest receivable                                                    157
      Prepaid Expenses                                                    15,348
      Unamortized organization costs (Note 1)                              3,502
                                                                     -----------
                  Total Assets                                        10,796,338
                                                                     -----------
LIABILITIES
      Payable to Adviser (Note 3)                                             61
      Accrued expenses                                                     7,059
                                                                     -----------
                  Total Liabilities                                        7,120
                                                                     -----------

                                                                     $10,789,218
                                                                     ===========
NET ASSETS
Net Assets Consist of:
      Paid in capital                                                $ 6,160,930
      Accumulated net realized gain on investments                     1,189,918
      Net unrealized appreciation of securities                        3,438,370
                                                                     -----------
                                                                     $10,789,218
                                                                     ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                             467,914
                                                                     ===========
Net asset value and offering price per share                         $     23.06
                                                                     ===========

                 See accompanying notes to financial statements.

              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                             Statement of Operations
                        Six Months Ended August 31, 1999


INVESTMENT INCOME:
     Dividends                                                      $    18,460
     Interest                                                            22,062
                                                                    -----------
           Total Investment Income                                       40,522

EXPENSES:
     Advisory fees (Note 3)                                              66,163
     Distribution fees (Note 4)                                          55,113
     Administration fees (Note 3)                                         7,760
     Shareholder services and transfer agent fees (Note 3)                7,760
     Reports and notices to stockholders                                  3,932
     Audit fees                                                           4,760
     Legal fees                                                           4,152
     Directors' fees and expenses                                         1,690
     Custodian fees                                                       4,980
     Fund accounting fees                                                19,268
     Registration and filing fees                                         6,611
     Amortization of organization expenses (Note 1)                       3,752
     Insurance expense                                                    1,800
     Miscellaneous                                                        3,480
                                                                    -----------
           Total Expenses                                               191,221
     Less fees waived by the Manager (Note 3)                           (42,932)
                                                                    -----------
           Net Expenses                                                 148,289
                                                                    -----------
NET INVESTMENT LOSS                                                    (107,767)
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

Net realized gain from security transactions                          1,269,451
Unrealized appreciation of investments:
     Beginning of period                                 $ 4,196,899
     End of period                                         3,438,370
                                                         -----------
     Net change in unrealized appreciation of investments              (758,529)
                                                                    -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        510,922
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   403,155
                                                                    ===========

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                       Statements of Changes in Net Assets

                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                    AUGUST 31, 1999    FEBRUARY 28, 1999
                                                                    ---------------    -----------------
OPERATIONS:
     Net investment loss                                              $   (107,767)      $   (132,530)
     Net realized gains (losses) on investments                          1,269,451             (7,832)
     Net change in unrealized appreciation of investments                 (758,529)         3,122,231
                                                                      ------------       ------------
     Net increase in net assets resulting from operations                  403,155          2,981,869


FUND SHARE TRANSACTIONS:
     Proceeds from shares sold                                             501,688          2,869,376
     Payments for shares redeemed                                         (231,307)          (700,997)
                                                                      ------------       ------------
        Net increase in net assets from capital share transactions         270,381          2,168,379

TOTAL INCREASE IN NET ASSETS                                               673,536          5,150,248
                                                                      ------------       ------------
NET ASSETS:
     Beginning of period                                                10,115,682          4,965,434
                                                                      ------------       ------------
     End of period                                                    $ 10,789,218       $ 10,115,682
                                                                      ============       ============


SUMMARY OF FUND SHARE ACTIVITY:
     Shares sold                                                            21,402            177,719
     Shares redeemed                                                        (9,910)           (43,511)
                                                                      ------------       ------------
     Net increase in shares outstanding                                     11,492            134,208
     Shares outstanding, beginning of period                               456,422            322,214
                                                                      ------------       ------------
     Shares outstanding, end of period                                     467,914            456,422
                                                                      ============       ============

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                              Financial Highlights
                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                       SIX MONTHS             YEAR              YEAR             PERIOD
                                                         ENDED                ENDED             ENDED             ENDED
                                                       AUGUST 31,          FEBRUARY 28,      FEBRUARY 28,      FEBRUARY 28,
                                                          1999                 1999              1998            1997 (2)
                                                      ------------         ------------      ------------      ------------
PER SHARE DATA
Net asset value at beginning of period                $      22.16         $      15.41      $      11.33      $      10.46

Income from investment operations:
    Net investment loss                                      (0.23)               (0.32)            (0.13)            (0.02)
    Net realized and unrealized gain                          1.13                 7.07              4.21              1.30
                                                      ------------         ------------      ------------      ------------
    Total from investment operations                          0.90                 6.75              4.08              1.28
                                                      ------------         ------------      ------------      ------------
Less distributions:
    In excess of net realized gains                             --                   --                --             (0.41)
                                                      ------------         ------------      ------------      ------------
    Total distributions                                         --                   --                --             (0.41)
                                                      ------------         ------------      ------------      ------------

Net asset value at end of period                      $      23.06         $      22.16      $      15.41      $      11.33
                                                      ============         ============      ============      ============

TOTAL RETURN (1)                                             4.06%               43.80%            36.01%            12.25%
                                                      ============         ============      ============      ============

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period                           $ 10,789,218         $ 10,115,682      $  4,965,434      $    646,067
                                                      ============         ============      ============      ============
Ratio of expenses to average net assets:
    Before expense reimbursement and waived fees             3.47%(3)             3.64%             5.81%            12.14%(3)
    After expense reimbursement and waived fees              2.70%(3)             2.70%             2.69%             2.66%(3)

Ratio of net investment loss to average net assets         (1.95)%(3)           (1.87)%           (1.69)%           (1.04)%(3)

Portfolio turnover rate                                        15%                  26%               21%               39%(3)

(1)  Calculated without sales charge.
(2) Represents the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997. Class B shares were initially purchased on April 10, 1995 by the Adviser, who subsequently redeemed the initial shares on March 13, 1996.
(3)  Annualized

                 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Dunhill Investment Trust (the Trust), a registered management investment Company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as an Ohio business trust on March 31, 1998. Pursuant to an Agreement and Plan of Reorganization dated May 1, 1998, the Fund, on June 29, 1998 was successor of the assets and liabilities of another mutual fund of the same name which was an investment series of Maplewood Investment Trust. 381,360 Shares and Net Assets of $6,200,646 of the Fund were transferred to the Trust on June 29, 1998. The Financial Statements presented include the assets and liabilities, results of operations, changes in net assets and financial highlights of the Fund from the first public offering to shareholders (July 24, 1996) of the shares transferred from the former Trust.

     The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

     Shares of the Fund are offered at net asset value and are subject to a maximum 5% contingent deferred sales charge and 12b-1 distribution fees up to 1% of average daily net assets. The contingent deferred sales charge is applicable to redemptions during the five-year period from the date of purchase. The charge declines from 5% to 0% over the five year period.

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

     REPURCHASE AGREEMENTS - The Fund generally invests its cash reserves by entering into repurchase agreement with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities by the number of shares outstanding.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     ORGANIZATION EXPENSES - Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

     ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts or revenue and expenses during the reporting period. Management believes the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999


2.   INVESTMENTS

     During the six months ended August 31, 1999, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,440,229 and $2,070,493 respectively.

     For federal income tax purposes, the cost of portfolio investments amounted to $6,180,644 at August 31, 1999. The composition of unrealized appreciation (the excess of value over cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

               Gross unrealized appreciation                 $ 3,808,601
               Gross unrealized depreciation                    (370,231)
                                                             -----------
               Net unrealized appreciation                   $ 3,438,370
                                                             ===========

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain officers of the Trust are also officers of Dunhill Investment Advisors, Limited (Dunhill), the manager, administrator and transfer agent for the Fund, and CityFund Advisory, Inc. (CityFund), the investment advisor to the fund.

     FUND MANAGER AGREEMENT
     The Fund is managed by Dunhill under the terms of a management agreement. The Fund pays Dunhill a fee equal to the annual rate of 1.20% of the average value of its daily net assets. Dunhill currently intends to waive its management fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.70% of average daily net assets of the Fund. Accordingly, for the six months ended August 31, 1999, Dunhill waived $42,932 of advisory fees.

     INVESTMENT ADVISORY AGREEMENT
     The Fund's investments are managed by CityFund under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Dunhill (not the Fund) pays CityFund a fee equal to an annual rate of .50% of the average daily net assets of the Fund.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999


3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Dunhill supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Dunhill receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% of such net assets in excess of $100 million. During the six months ended August 31, 1999, Dunhill was paid $6,000 of fees under the Agreement.

     TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Servicing Agreement, Dunhill maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Dunhill receives a monthly fee from the Fund at the annual rate of $17 per shareholder account, subject to a minimum monthly fee of $1,000. During the six months ended August 31, 1999, Dunhill was paid $6,000 of fees under the Agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     DISTRIBUTION AGREEMENT
     The Fund distributes its shares under the terms of an Underwriting Agreement with Unified Management Corporation. Unified Management Corporation may sell Fund shares to or through qualified securities dealers or brokers.

4.   DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, generally not to exceed 1.00% of the Fund's average daily net assets. During the year ended February 28, 1999, the Fund incurred and paid approximately $55,113 of distribution expenses under the Plan.